Share capital - Summary of Compulsory Convertible Preference Shares (Parenthetical) (Details) - ₨ / shares	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Compulsory Convertible Preference Shares
Disclosure Of Detailed Information About Series A Compulsory Convertible Preference Shares Line Items [Line Items]
Par value per share	₨ 425	₨ 425	₨ 425